Revenue	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Revenue
5	Revenue
The principal activities of the Group are (i) the sales of autonomous driving vehicles, primarily including robobuses, robotaxis, robosweepers and related sensor suites; (ii) the provision of autonomous driving related operational and technical support services; and (iii) the provision of other technology services, including ADAS R&D services and intelligent data services.

(i)	Disaggregation of revenue
Disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Disaggregated by major products or service lines:
Autonomous driving related operational and technical support services	32,627	85,285	108,523
Other technology services	157,199	262,369	164,901

Provision of services	189,826	347,654	273,424
Sales of autonomous driving vehicles	337,717	54,190	87,710

	527,543	401,844	361,134

Timing of revenue recognition
Point in time	337,717	54,190	87,710
Over time	189,826	347,654	273,424

	527,543	401,844	361,134

The major customers, which individually contributed more than 10% of total revenue of the Group for the years ended December 31, 2022, 2023 and 2024, are as follows. Details of concentrations of credit risk of the Group are set out in Note 31(a).

	For the year ended December 31,
	2022	2023	2024
Customer A	30%	55%	24%
Customer B	12%	*	*
Customer C	18%	*	*
Customer D	11%	*	*

*	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for respective year.

(ii)	Revenue expected to be recognized in the future arising from contracts with customers in existence as of the reporting date
As of December 31, 2022, 2023 and 2024, the aggregated amount of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts were RMB401.5 million, RMB263.8 million and RMB88.3 million, respectively. These amounts represented revenue expected to be recognized in the future from operational services and ADAS research and development services contracts entered into by the customers with the Group. The Group will recognize the expected revenue in future when or as the work is completed, which is expected to occur over the next one
to three years.
The Group has applied the practical expedient in paragraph 121(a) of IFRS 15 such that the above information does not include any remaining performance obligations are part of a contract that has an original expected duration of one year or less. The above information also does not include any amount of royalties under an arrangement with a customer as described in Note 2 (x)(ii).